NOTES PAYABLE AND CAPITAL LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
SCHEDULE OF NON CONVERTIBLE NOTES PAYABLE

Non-convertible notes payable including accrued interest as of June 30, 2024 and December 31, 2023 are comprised of the following:

	June 30, 2024	December 31, 2023
Notes Payable	$3,073,751	$2,861,425
Note Payable - Equipment	-	-
PPP Loans Payable	1,338,062	1,331,318
Less current portion	(3,073,751)	(2,861,425)
Long term portion	$1,338,062	$1,331,318

Non-convertible notes payable as of December 31, 2023 and 2022 are comprised of the following:

	December 31,	December 31,
	2023	2022
Notes Payable	$2,909,119	$1,113,925
Note Payable - Equipment	-	36,538
PPP Loans Payable	1,283,624	1,283,624
Less current portion	(2,909,119)	(1,150,463)
Long term portion	$1,283,624	$1,283,624

SCHEDULE OF CONVERTIBLE NOTES PAYABLE

Convertible notes payable are comprised of the following:

	June 30, 2024	December 31, 2023
10% OID Senior Convertible Notes Payable, past due, interest at 10%, secured by assets, convertible at $0.75 per share	$5,808,000	$5,808,000
35% OID Super Priority Senior Convertible Notes Payable, due in 2 years from date of issuance, interest at 35%, secured by assets, convertible upon qualifying financing	5,600,462	5,600,462
20% OID Senior Convertible Notes Payable, past due, interest at 10%, secured by assets, convertible at max $1.00 per share	1,246,375	468,250
Total	12,654,837	11,876,712
Less: unamortized discounts	(77,999)	(85,000)
Total	$12,576,838	$11,791,712
Less current portion	(12,576,838)	(11,791,712)
Long-term portion	$-	$-

Convertible notes payable as of December 31, 2023 and 2022 are comprised of the following:

	December 31, 2023	December 31, 2022
10% OID Senior Convertible Notes Payable, past due, interest at 10%, secured by assets, convertible at $0.75 per share	$5,973,000	$5,973,000
35% OID Super Priority Senior Convertible Notes Payable, due in 2 years from date of issuance, interest at 35%, secured by assets, convertible upon qualifying financing	5,600,462	5,062,000
20% OID Senior Convertible Notes Payable, past due, interest at 10%, secured by assets, convertible at max $1.00 per share	468,250	-
Total	12,041,712	11,035,000
Less: unamortized discounts	-	(595,108)
Total	$12,041,712	$10,439,892
Less current portion	(12,041,712)	(10,439,892)
Long-term portion	$-	$-